SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts- describe		Deductions-describe		Balance at end of period
	(Amounts in Thousands)

Year ended December 31, 2017
Allowance for doubtful accounts	$6,266	$-	$-		$3,876	(a)	$2,390
Allowance for uncollectible notes receivable	437	-	-		210	(a)	227
Inventory valuation allowance	134,862	9,099	0		0		143,961

Year ended December 31, 2016
Allowance for doubtful accounts	$6,940	$-	$-		$674	(a)	$6,266
Allowance for uncollectible notes receivable	585	-	-		148	(a)	437
Inventory valuation allowance	130,584	4,160	118	(b)	-		134,862

Year ended December 31, 2015
Allowance for doubtful accounts	$4,077	$2,863	$-		$-		$6,940
Allowance for uncollectible notes receivable	1,486	0	-		901	(a)	585
Inventory valuation allowance	119,189	13,365	1,400	(b)	3,370	(c)	130,584

(a) Write off of uncollectible accounts and change in estimates.

(b) Application of reserve policy to acquired inventories.

(c) Divestitures.